R Class | T. Rowe Price Retirement Income Fund
T. Rowe Price Retirement Income Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund's R Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		R Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-R Class
Management fee	[1]	none
Distribution and service (12b-1) fees	[1]	0.50%
Other expenses	[1]	none
Acquired fund fees and expenses	[1]	0.56%
Total annual fund operating expenses	[1]	1.06%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds). The acquired funds are expected to bear the operating expenses of the fund.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
R Class T. Rowe Price Retirement Income Fund T. Rowe Price Retirement Income Fund-R Class	108	338	587	1,298

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12.5% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund is intended for retired investors who seek income and relative stability from bonds along with some capital appreciation potential from stocks. The fund's "neutral allocations," which are what T. Rowe Price considers broadly appropriate for investors during their retirement years, are 40% stock funds and 60% bond funds.

These allocations are intended to reflect the need for reduced market risks, lower portfolio volatility, and an income stream throughout retirement. Although the fund is designed for investors already in retirement, you should be aware that it does not decrease its equity holdings and become increasingly conservative over time. As such, you may want to consider a more conservative or more aggressive approach depending on your age and specific stage of retirement. The fund is designed to be part of an investor's overall retirement strategy, but is not intended as a complete solution to an investor's retirement needs. While the overall asset mix generally remains consistent over time, tactical decisions may be made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these strategic decisions resulting from market outlook, are not expected to vary from the neutral allocations by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the fund's neutral allocations. The target allocations and actual allocations may differ. The fund's shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Stocks	40.00%	Domestic Large-Cap Stocks	Equity Index 500 Growth Stock Value	22.24% 0.00 0.00
		Domestic Mid-Cap Stocks	Mid-Cap Growth Mid-Cap Value	1.73 1.73
		Domestic Small-Cap Stocks	New Horizons Small-Cap Stock Small-Cap Value	1.06 1.06 1.06
		International Developed Market Stocks	International Growth & Income International Stock Overseas Stock	2.58 2.58 2.59
		International Emerging Market Stocks	Emerging Markets Stock	1.37
		Inflation Focused Stocks	Real Assets	2.00
Bonds	60.00	Domestic Investment-Grade Bonds	New Income	21.00
		Domestic High Yield Bonds	High Yield	3.00
		International Bonds	Emerging Markets Bond International Bond	3.00 3.00
		Inflation Focused Bonds	Inflation Focused Bond	30.00

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation riskThe fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

General equity riskStocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock riskInvesting in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources and less experienced management, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment styleriskBecause the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than value stocks and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate riskThis is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, the longer the weighted average maturity of an underlying fund, the greater its interest rate risk.

Credit riskThis is the risk that an issuer of a debt security or counterparty to an over-the-counter derivative held by an underlying bond fund could be downgraded or default, thereby negatively affecting the fund's price or yield.

Liquidity riskThis is the risk that a fund may not be able to sell a holdingin a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests.

Foreign investing riskThis is the risk that the fund's investments in international funds may be adversely affected by economic conditions or developments overseas, or decreases in foreign currency values relative to the U.S. dollar. The risks are heightened for underlying funds that focus on emerging markets.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Retirement Income Fund-R Class Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	11.39%
Worst Quarter	12/31/08	-10.20%
The fund's return for the six months ended 6/30/11 was 3.77%.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - R Class T. Rowe Price Retirement Income Fund		1 Year	5 Years	Since inception	Inception date
T. Rowe Price Retirement Income Fund-R Class		9.55%	4.56%	5.31%	Oct. 31, 2003
T. Rowe Price Retirement Income Fund-R Class Returns after taxes on distributions		8.90%	3.49%	4.33%	Oct. 31, 2003
T. Rowe Price Retirement Income Fund-R Class Returns after taxes on distributions and sale of fund shares		6.30%	3.33%	4.06%	Oct. 31, 2003
Dow Jones Moderately Conservative Portfolio Index		11.22%	5.14%	6.28%
Combined Index Portfolio	[1]	8.70%	4.09%	4.94%
[1]	Combined Index Portfolio is an unmanaged portfolio composed of 40.00% stocks ( 31.60 % Russell 3000 Index, 8. 40 % MSCI All Country World ex-U.S. Index), 60.00% bonds (30.00% Barclays Capital U.S. Aggregate Index , 30.00% Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) 1-5 Year Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .